Exhibit 99.1

World Omni Auto Receivables Trust 2014-A

Monthly Servicer Certificate

July 31, 2016

Dates Covered
Collections Period	07/01/16 - 07/31/16
Interest Accrual Period	07/15/16 - 08/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/16	282,954,813.22	20,214
Yield Supplement Overcollateralization Amount 06/30/16	4,223,815.04	0
Receivables Balance 06/30/16	287,178,628.26	20,214
Principal Payments	13,442,962.17	424
Defaulted Receivables	456,881.37	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/16	3,923,036.56	0
Pool Balance at 07/31/16	269,355,748.16	19,764

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	30.76%

Prepayment ABS Speed	1.37%

Overcollateralization Target Amount	12,121,008.67
Actual Overcollateralization	12,121,008.67

Weighted Average APR	3.58%
Weighted Average APR, Yield Adjusted	4.61%
Weighted Average Remaining Term	38.26

Delinquent Receivables:
Past Due 31-60 days	5,128,223.68	291
Past Due 61-90 days	1,375,366.28	87
Past Due 91-120 days	175,956.82	14
Past Due 121+ days	0.00	0
Total	6,679,546.78	392

Total 31+ Delinquent as % Ending Pool Balance	2.48%

Recoveries	248,006.52

Aggregate Net Losses/(Gains) - July 2016	208,874.85

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.87%
Prior Net Losses Ratio	0.64%
Second Prior Net Losses Ratio	0.23%
Third Prior Net Losses Ratio	0.93%
Four Month Average	0.67%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.19%

Flow of Funds	$ Amount

Collections	14,501,355.13
Advances	3,927.63
Investment Earnings on Cash Accounts	3,505.18
Servicing Fee	(239,315.52)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	14,269,472.42

Distributions of Available Funds
(1) Class A Interest	248,039.78
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	866,098.47
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	12,121,008.67
(7) Distribution to Certificateholders	1,007,610.50
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	14,269,472.42

Servicing Fee	239,315.52
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 07/15/16	270,221,846.63
Principal Paid	12,987,107.14
Note Balance @ 08/15/16	257,234,739.49

Class A-1
Note Balance @ 07/15/16	0.00
Principal Paid	0.00
Note Balance @ 08/15/16	0.00
Note Factor @ 08/15/16	0.0000000%

Class A-2
Note Balance @ 07/15/16	0.00
Principal Paid	0.00
Note Balance @ 08/15/16	0.00
Note Factor @ 08/15/16	0.0000000%

Class A-3
Note Balance @ 07/15/16	150,071,846.63
Principal Paid	12,987,107.14
Note Balance @ 08/15/16	137,084,739.49
Note Factor @ 08/15/16	53.3403656%

Class A-4
Note Balance @ 07/15/16	102,340,000.00
Principal Paid	0.00
Note Balance @ 08/15/16	102,340,000.00
Note Factor @ 08/15/16	100.0000000%

Class B
Note Balance @ 07/15/16	17,810,000.00
Principal Paid	0.00
Note Balance @ 08/15/16	17,810,000.00
Note Factor @ 08/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	274,754.78
Total Principal Paid	12,987,107.14
Total Paid	13,261,861.92

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	117,556.28
Principal Paid	12,987,107.14
Total Paid to A-3 Holders	13,104,663.42

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3235645
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.2942438
Total Distribution Amount	15.6178083

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4574174
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	50.5334908
Total A-3 Distribution Amount	50.9909082

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	66.69
Noteholders' Principal Distributable Amount	933.31

Account Balances	$ Amount

Advances
Balance as of 06/30/16	51,487.30
Balance as of 07/31/16	55,414.93
Change	3,927.63

Reserve Account
Balance as of 07/15/16	2,171,744.40
Investment Earnings	461.11
Investment Earnings Paid	(461.11)
Deposit/(Withdrawal)	-
Balance as of 08/15/16	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40